Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories.
Summary of inventories

	As of December 31,
	2022	2023
Finished products
Vehicles	3,786,673	3,914,310
Other finished products	232,337	504,870
Raw materials and work in process	3,144,284	2,521,705
Inventories	7,163,294	6,940,885
Inventory valuation allowance	(358,601)	(68,906)
Inventories, net	6,804,693	6,871,979